SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	11.00%		11.00%		10.00%
Expected volatility	44.00%	[1]	49.00%	[1]	58.00%	[1]
Average risk-free interest rate	1.50%		0.80%		0.90%
Expected average term - in years	3 years 10 months 17 days		3 years 10 months 17 days		3 years 10 months 17 days

[1]	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.